Organization and Business Description	6 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

U-BX Technology Ltd. (“U-BX”) is an exempted company incorporated under the laws of the Cayman Islands on June 30, 2021. U-BX does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries.

U-BX together with its subsidiaries (the “Company”) primarily provide value-added services using artificial intelligence-driven technology to businesses within the insurance industry in PRC.

In order to raise capital through an initial public offering in the United States, UB-X has undertaken a series of transactions (the “Reorganization”):

On July 14, 2021, U-BX formed its a wholly owned subsidiary, Snailinsur Group Limited (“U-BX HK”) in Hong Kong. On July 23, 2021, U-BX HK formed its wholly owned subsidiary, Beijing Lianghua Technology Co., Limited (“WFOE Beijing”) in PRC.

On August 16, 2021, WFOE Beijing entered into a series of contractual arrangements with the owners of U-BX Beijing. These agreements included a Consulting and Service Agreement, a Business Operation Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement and Shareholder Voting Proxy Agreement (collectively “VIE Agreements”). Pursuant to the VIE Agreements, WFOE Beijing has the exclusive right to provide Youjiayoubao (Beijing) Technology Co., Limited (“U-BX Beijing”) with comprehensive technical support, consulting services and other services in relation to the Principal Business during the term of this Agreement. All the above contractual arrangements obligate WFOE Beijing to absorb a majority of the risk of loss from the business activities of U-BX Beijing and entitle WFOE Beijing to receive a majority of their residual returns. In essence, WFOE Beijing has gained effective control over U-BX Beijing.

On February 20, 2022, with approval of WFOE Beijing and approval of the sole executive director of U-BX Beijing, U-BX Beijing issued 2.99% equity interest in U-BX Beijing for nil consideration to a third-party investor. The issuance was completed on February 28, 2022. On February 28, 2022, Lianghua Technology exercised its call option under the Exclusive Call Option Agreements with certain shareholders of U-BX Beijing, dated August 16, 2021, and entered into equity transfer agreements with all the shareholders of U-BX Beijing to purchase all the equity interest in U-BX Beijing. The restructure was completed on March 3, 2022. As a result, U-BX Beijing became a wholly owned subsidiary of WFOE Beijing and the VIE structure was dissolved and the VIE Agreements were terminated. On May 21, 2024, WFOE Beijing signed an equity transfer agreement with Zhejiang JZSC Technology Co., Ltd. (“WFOE Zhejiang”), transferring 100% equity of U-BX Beijing to WFOE Zhejiang.

U-BX together with its subsidiaries were effectively controlled by the same shareholders before and after the reorganization and therefore the Reorganization was considered under common control and included at their historical carrying values. The consolidation has been prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements.

U-BX, U-BX HK, the WFOEs, U-BX Suzhou, U-BX Beijing and its subsidiaries (the “Company”) primarily provide value-added services using artificial intelligence-driven technology to businesses within the insurance industry in PRC.

As of December 31, 2024, the Company’s principal subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Hong Kong Snailinsur Group Limited (“U-BX HK”)	July 14, 2021	Hong Kong	100%	Investment holding
Beijing Lianghua Technology Co Ltd (“WFOE Beijing”)	July 23, 2021	PRC	100%	Investment holding
Youjiayoubao (Beijing) Technology Co., Ltd. (“U-BX Beijing”)	March 27, 2018	PRC	100%	Provision of services
Rudongyoujia Smart Technology Co., Ltd. (“RDYJ”)	July 27, 2018	PRC	N/A	Liquidated in October 2024
Jiangsu Jingmo Technology Co., Ltd. (“Jiangsu Jingmo”)	July 9, 2020	PRC	100%	Provision of services
Jiangsu Youjiayouche Technology Co., Ltd. (“Jiangsu YJYC”)	June 29, 2020	PRC	100%	Provision of services
Suzhou Lianghua Technology Co., Ltd. (“WFOE Suzhou”)	November 28, 2022	PRC	100%	Investment holding
Suzhou Youjiayoubao Technology Co., Ltd. (“U-BX Suzhou”)	December 2, 2022	PRC	100%	Provision of services
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”)	July 10, 2023	PRC	100%	Investment holding
JZSC Technology Co., Ltd. (“JZSC Technology”)	November 6, 2023	PRC	100%	Provision of services

In October 2024, RDYJ, a wholly owned subsidiary of the Company, completed its liquidation process with the State Administration for Industry and Commerce, resulting in a loss of control and deconsolidation, no proceeds were received. The deconsolidation resulted in a gain of $523,746, which reflects the derecognition of RDYJ’s net liabilities.